Report for the Calendar Year or Quarter Ended:	December 31, 2008
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		January 26, 2009

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$209,779

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8199
153620
153620
153620
D
AMERICAN EXPRESS CO
COM
025816109
3174
171130
171130
171130
D
APPLIED MATERIALS
COM
038222105
4895
483245
483245
483245
D
AT&T
COM
00206R102
408
14333
14333
14333
D
AUTOMATIC DATA PROCESSING
COM
053015103
7551
191930
191930
191930
D
BB&T CORP
COM
054937107
6268
228270
228270
228270
D
CAPITAL SOUTHWEST CORP
COM
140501107
365
3375
3375
3375
D
CHEVRON-TEXACO CORP
COM
166764100
319
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
460
15821
15821
15821
D
CISCO SYSTEMS
COM
17275R102
7048
432388
432388
432388
D
COMMUNITY TRUST BANCORP
COM
204149108
220
5977
5977
5977
D
CONOCOPHILLIPS
COM
20825C104
9115
175967
175967
175967
D
CR BARD INC
COM
067383109
630
7475
7475
7475
D
DIAGEO PLC
COM
25243Q205
8591
151411
151411
151411
D
EATON CORPORATION
COM
278058102
7018
141185
141185
141185
D
EBAY
COM
278642103
5059
362365
362365
362365
D
EXXON MOBIL CORP
COM
30231G102
7325
91754
91754
91754
D
GENERAL DYNAMICS CORP
COM
369550108
7380
128139
128139
128139
D
HORMEL
COM
440452100
7246
233135
233135
233135
D
JACOBS ENGINEERING GROUP
COM
469814107
5745
119430
119430
119430
D
JOHNSON & JOHNSON
COM
478160104
9358
156407
156407
156407
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
7852
364861
364861
364861
D
MARKEL CORPORATION
COM
570535104
4099
13709
13709
13709
D
MEDTRONIC INC
COM
585055106
7419
236117
236117
236117
D
MICROSOFT
COM
594918104
6167
317241
317241
317241
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
4530
88820
88820
88820
D
ORACLE CORPORATION
COM
68389X105
8600
485063
485063
485063
D
PEPSICO
COM
713448108
10915
199295
199295
199295
D
PFIZER INC
COM
717081103
644
36372
36372
36372
D
PROCTER & GAMBLE
COM
742718109
11005
178013
178013
178013
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
350
8275
8275
8275
D
STATE STREET CORP
COM
857477103
522
13270
13270
13270
D
STRYKER
COM
863667101
4349
108865
108865
108865
D
TEVA PHARMACEUTICALS
COM
881624209
6985
164075
164075
164075
D
UNITED PARCEL SERVICE
COM
911312106
6027
109262
109262
109262
D
US BANCORP
COM
902973304
6758
270196
270196
270196
D
VANGUARD STAR FD #56
COM
921909107
539
37350
37350
37350
D
VIACOM CL-B
COM
92553P201
3378
177235
177235
177235
D
WAL-MART
COM
931142103
313
5590
5590
5590
D
WATERS CORPORATION
COM
941848103
5161
140813
140813
140813
D
YUM BRANDS
COM
988498101
7684
243935
243935
243935
S
REPORT SUMMARY
44
RECORDS
209779
0
OTHER MANAGERS